November 23, 2004

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	International Wire Group, Inc. — Registration Statement on Form S-1

Ladies and Gentlemen:

     On behalf of International Wire Group, Inc., a Delaware corporation (the “Registrant”), transmitted herewith electronically for filing pursuant to Regulation S-T under the Rules and Regulations promulgated under the Securities Act of 1933, as amended (the “Act”), is the Registration Statement on Form S-1 of the Registrant.

     The Registrant has transmitted $10,661.46 to the Securities and Exchange Commission by wire transfer as payment of the applicable registration fee determined in accordance with Rule 457(a) of the Act.

     Should any questions arise in connection with this filing, please contact the undersigned at 214-746-7787 or R. Scott Cohen at 214-746-7738.

Very truly yours,
/s/ Michael B. Farnell, Jr.

Michael B. Farnell, Jr.